Document and Entity Information	Oct. 16, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2023
Entity File Number	001-40977
Entity Registrant Name	FOCUS IMPACT ACQUISITION CORP.
Entity Central Index Key	0001854480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2433757
Entity Address, Address Line One	250 Park Avenue Ste 911
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10177
City Area Code	212
Local Phone Number	213-0243
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	FIACU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	FIAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FIACW
Security Exchange Name	NASDAQ